FINANCIAL ASSETS AND LIABILITIES - Interest Rate Risk Management (Details)	12 Months Ended
	Dec. 31, 2015 swaps	Jun. 30, 2016 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Number of interest rate swaps assumed upon merger	4
Number of interest rate swaps entered into	3
Principal amount | $		$ 400,000,000